Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Salaries and other short-term employee benefits	$33,072	$38,227	$38,684	$1,293
Post-employment benefits	432	486	522	18
Share-based payments	8,120	9,366	6,264	209

	$41,624	$48,079	$45,470	$1,520